Short-Term and Long-Term Debts (Details) - Schedule of Future Maturities of Long-Term Debts	Jun. 30, 2024 CNY (¥)
Schedule of Future Maturities of Long-Term Debts [Abstract]
Remaining of 2024	¥ 1,930,000
2025	5,350,000
2026	6,890,000
2027	8,430,000
2028	9,970,000
Thereafter	130,670,063
Total	¥ 163,240,063